Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Net income (loss)	$ (147,452)	$ 9,139	$ (22,926)	$ (44,732)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for doubtful accounts	74	54	118	1,424
Depreciation and amortization	11,884	11,304	15,461	16,583
Amortization-debt issuance costs and investment discount	1,681	1,634	2,192	1,949
Payment-in-kind interest	3,118	2,989	4,015	3,414
Loss on disposal of property and equipment	0	990	1,006	418
Equity-based compensation and common stock payments	81,786	980
Equity-based compensation			2,124	1,157
Non-cash lease expense	2,001	1,756	2,317	0
Changes in operating assets and liabilities:
Accounts receivable	(6,731)	(972)	(4,627)	(5,784)
Prepaid expenses and other current assets	(11,829)	(10,249)	(11,990)	(2,683)
Other assets	8	35	2,779	1,154
Medical expenses payable	15,402	(2,115)	6,460	36,570
Accounts payable and accrued expenses	(443)	(3,495)	645	1,294
Accrued compensation	4,638	7,236	12,651	(196)
Lease liabilities	(2,779)	2,362	1,277	0
Noncurrent liabilities	0	(3,941)	(3,941)	(1,360)
Net cash provided by (used in) operating activities	(48,642)	17,707	7,561	9,208
Investing Activities:
Asset acquisition, net of cash received	(1,405)	0
Purchase of investments	(2,475)	(1,325)	(1,575)	(320)
Sale of investments	1,425	575	825	325
Acquisition of property and equipment	(15,409)	(10,983)	(15,708)	(10,245)
Proceeds from the sale of property and equipment	0	100	100	0
Net cash used in investing activities	(17,864)	(11,633)	(16,358)	(10,240)
Financing Activities:
Purchase of noncontrolling interest	15	0
Equity repurchase	(1,474)	(1,361)
Issuance of common stock	390,600	135,000
Common stock issuance costs	(29,011)	(3,371)
Issuance of long-term debt			0	55,000
Debt issuance costs			0	(854)
Return of capital			(1,505)	(1,981)
Capital contribution			135,000	500
Capital contribution issuance costs			(3,371)	0
Net cash provided by financing activities	360,130	130,268	130,124	52,665
Net increase in cash	293,624	136,342	121,327	51,633
Cash and restricted cash at beginning of period	207,811	86,484	86,484	34,851
Cash and restricted cash at end of period	501,435	222,826	207,811	86,484
Supplemental disclosure of cash flow information:
Cash paid for interest	8,193	7,997	10,720	9,527
Supplemental non-cash investing and financing activities:
Acquisition of property in accounts payable	438	43	106	366
Reconciliation of cash, cash equivalents and restricted cash as shown in the statement of cash flows:
Cash	500,485	222,326	207,311	86,484
Restricted cash in restricted and other assets	950	500	500	0
Cash and restricted cash at end of period	$ 501,435	$ 222,826	$ 207,811	$ 86,484